Condensed Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Sep. 30, 2014	Dec. 31, 2013
Current assets
Cash and cash equivalents	$ 31,819	$ 76,619
Accounts receivable, net	204,131	221,872
Related party receivables (Note 11)	24,544	17,179
Inventories (Note 4)	232,926	202,412
Deferred tax assets	31,037	30,256
Assets held for sale (Note 2)	1,355
Other current assets	27,329	22,776
Total current assets	553,141	571,114
Property, plant and equipment, net	169,878	168,772
Goodwill	308,614	309,703
Other intangible assets, net (Note 5)	316,724	373,433
Deferred financing costs, net	12,357	14,622
Other long-term assets	1,568	4,115
Total assets	1,362,282	1,441,759
Current liabilities
Accounts payable	135,624	152,052
Current maturities of long-term debt (Note 8)	23,161	3,176
Related party payables (Note 11)	1,331	587
Product returns liability (Note 7)	39,954	42,031
Interest payable	4,458	13,081
Accrued expenses and other current liabilities (Note 6)	59,569	58,665
Total current liabilities	264,097	269,592
Long-term debt, less current maturities (Note 8)	685,696	687,860
Pension and other post-retirement liabilities	57,896	62,256
Deferred tax liabilities	99,316	122,983
Long-term related party payables (Note 11)	361	361
Other long-term liabilities	2,663	2,925
Total liabilities	1,110,029	1,145,977
Contingencies (Note 10)
Shareholder's equity
Common stock	320,038	320,038
Retained deficit	(52,986)	(17,485)
Accumulated other comprehensive loss (Note 14)	(14,799)	(6,771)
Total shareholder's equity	252,253	295,782
Total liabilities and shareholder's equity	$ 1,362,282	$ 1,441,759